STOCK BASED COMPENSATION	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION

16. STOCK BASED COMPENSATION

The Company has historically awarded stock options to various officers, employees and consultants of the Company to purchase common shares of the Company. During the years ended September 30, 2017 to 2019, the Company issued four batches of stock options to acquire the equivalent of total 56,000 common shares of the Company. The options generally vest two years after the grant date and have a contractual term of ten years. The options are exercisable only after the Company successfully completes the IPO.

On May 31, 2023, the Company awarded options to purchase an aggregate of 6,000 and 11,258 common shares at an exercise price of ¥ 7,500 and ¥5,490 per common share, respectively, to various officers, directors and employees of the Company. The weighted-average grant-date fair value of the options was ¥180. The options vested on May 15, 2025, with the expiration date of May 14, 2033. The IPO, one of the performance conditions for the exercise of both options, was successfully completed on January 17, 2025. The option to purchase an aggregate of 6,000 common shares has another performance condition under which the options will be exercisable upon achieving certain pre-tax income.

The table below summarized the stock option activities and related information during the fiscal years ended September 30, 2025, 2024, and 2023.

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
		(JPY)	(Years)
Outstanding as of September 30, 2022	26,400	1,205	6.34
Granted	17,258	6,195	10.00
Forfeited/cancelled	(2,500)	2,300	-
Exercised	-	-	-
Outstanding as of September 30, 2023	41,158	3,231	7.08
Granted	-	-	-
Forfeited/cancelled	(4,402)	5,500	-
Exercised	-	-	-
Outstanding as of September 30, 2024	36,756	2,959	5.77
Granted	-	-	-
Forfeited/cancelled	-	-	-
Exercised	-	-	-
Outstanding as of September 30, 2025	36,756	2,959	4.77
Vested and exercisable as of September 30, 2025	30,756	2,073	4.20

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes the significant assumptions used in the model to estimate the fair value of the stock options during the fiscal years ended September 30, 2025, 2024, and 2023.

	For the Fiscal Years Ended September 30,
	2025	2024	2023
Expected volatility	-	-	51.11%
Risk-free rate	-	-	0.455%
Dividend yield	-	-	0%
Exercise term	-	-	10 years
Stock price at grant date	-	-	¥914
Exercise price	-	-	¥6,195

For the fiscal years ended September 30, 2025, 2024, and 2023, the Company recognized share-based compensation expense of ¥5.2 million, nil, and nil, respectively. As of September 30, 2025, the unrecognized share-based compensation related to the unvested option was ¥1.0 million, which is expected to be recognized when a performance condition is considered probable of achieving.